ACCOUNTS RECEIVABLE, NET (Details)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
ACCOUNTS RECEIVABLE, NET
Accounts receivable		86,119,787	111,944,576
Less: allowance for doubtful accounts		(35,005,069)	(30,100,005)	(27,938,198)
Accounts receivable, net	8,229,973	51,114,718	81,844,571
Activity in allowance for doubtful accounts for accounts receivable
Beginning allowance for doubtful accounts		30,100,005	27,938,198	29,934,512
Additions charged to bad debt expense	1,471,640	9,140,062	2,350,990	2,235,627
Write-off of accounts receivable		(4,234,998)	(189,183)	(4,231,941)
Ending allowance for doubtful accounts		35,005,069	30,100,005	27,938,198